Consolidated statement of cash flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of cash flows [abstract]
Profit (loss)		€ 3,960	€ 3,849
Adjustments to reconcile profit (loss) to net cash provided by (used in) operating activities:
Provision for credit losses		979	894
Restructuring activities		0	(5)
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(31)	0
Deferred income taxes, net		599	548
Impairment, depreciation and other amortization, and accretion		1,550	1,339
Share of net income (loss) from equity method investments		(12)	3
Interest-earning time deposits with central banks and banks		22,118	(192)
Central bank funds sold, securities purchased under resale agreements, securities borrowed		(6,491)	7,575
Non-Trading financial assets mandatory at fair value through profit and loss		(17,045)	(6,899)
Financial assets designated at fair value through profit or loss		0	0
Loans at amortized cost		(12,144)	(2,648)
Other assets		(8,299)	(42,697)
Deposits		5,188	(467)
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	27,905	18,163
Central bank funds purchased, securities sold under repurchase agreements and securities loaned		(505)	780
Other short-term borrowings		6,583	8,353
Other liabilities		4,013	52,116
Senior long-term debt	[2]	(3,088)	4,671
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		(16,768)	(27,255)
Other, net		(1,932)	7,524
Net cash provided by (used in) operating activities		6,578	25,651
Proceeds from:
Sale of financial assets at fair value through other comprehensive income		10,297	6,479
Maturities of financial assets at fair value through other comprehensive income		12,683	12,539
Sale of debt securities held to collect at amortized cost		0	0
Maturities of debt securities held to collect at amortized cost		2,258	1,697
Sale of equity method investments		0	0
Sale of property and equipment		4	0
Purchase of:
Financial assets at fair value through other comprehensive income		(27,079)	(21,054)
Debt Securities held to collect at amortized cost		(9,497)	(19,761)
Equity method investments		(38)	(15)
Property and equipment		(200)	(211)
Net cash received in (paid for) business combinations/divestitures		0	0
Other, net		(826)	(647)
Net cash provided by (used in) investing activities		(12,400)	(20,972)
Cash flows from financing activities:
Issuances of subordinated long-term debt	[3]	1,002	20
Repayments and extinguishments of subordinated long-term debt	[3]	(2,042)	(2,696)
Issuances of trust preferred securities	[4]	0	0
Repayments and extinguishments of trust preferred securities	[4]	(3)	(3)
Principal portion of lease payments	[5]	(243)	(248)
Common shares issued		0	0
Purchases of treasury shares		(1,215)	(867)
Sale of treasury shares		0	0
Additional Equity Components (AT1) issued		1,250	1,500
Additional Equity Components (AT1) repaid		(750)	(1,208)
Purchases of Additional Equity Components (AT1)		(1,594)	(1,869)
Sale of Additional Equity Components (AT1)		1,591	1,865
Coupon on additional equity components, pre tax		(796)	(728)
Dividends paid to noncontrolling interests		(123)	(96)
Net change in noncontrolling interests		(1)	(4)
Cash dividends paid to Deutsche Bank shareholders		(1,878)	(1,315)
Net cash provided by (used in) financing activities		(4,803)	(5,650)
Net effect of exchange rate changes on cash and cash equivalents		1,308	(6,904)
Net increase (decrease) in cash and cash equivalents		(9,318)	(7,874)
Cash and cash equivalents at beginning of period		138,277	130,666
Cash and cash equivalents at end of period		128,960	122,792
Net cash provided by (used in) operating activities including
Income taxes paid (received), net		669	663
Interest paid	[6]	13,230	14,968
Interest received	[6]	21,619	22,854
Dividends received		20	35
Cash and cash equivalents comprise
Cash and central bank balances	[7]	122,522	117,607
Interbank balances (w/o central banks)	[8]	6,437	5,185
Total		€ 128,960	€ 122,792

[1]	Included are senior long-term debt issuances of € 9.7 billion and € 6.9 billion and repayments and extinguishments of € 4.5 billion and € 3.5 billion through June 30, 2026 and June 30, 2025, respectively

[2]	Included are issuances of € 11.6 billion and € 14.1 billion and repayments and extinguishments of € 14.9 billion and € 8.9 billion through June 30, 2026 and June 30, 2025, respectively
[3]	Non-cash changes for Subordinated Long-Term Debt are € 125 million in total and mainly driven by Fair Value changes of € (4) million and Foreign Exchange movements of € 130 million through June 30, 2026 and € (765) million in total mainly driven by Fair Value changes of € 48 million and Foreign Exchange movements of € (816) million through June 30, 2025
[4]	Non-cash changes for Trust Preferred Securities are € 3 million in total and mainly driven by Changes from amortization of issue costs of € 9 million through June 30, 2026 and € 2 million in total and mainly driven by Fair Value changes of € (1) million through June 30, 2025

[5]	Non-cash changes for Lease liabilities are € 272 million in total including Foreign Exchange movements of € 39 million through June 30, 2026 and € 156 million in total including Foreign Exchange movements of € (198) million through June 30, 2025

[6]	Includes interest paid and interest received from derivatives qualifying as hedging instruments under the Group’s fair value hedge accounting application, which includes portfolio hedges of interest rate risk in accordance with the EU carve-out version of IAS 39

[7]	Not included: Interest-earning time deposits with central banks of € 9.4 billion as of June 30, 2026 and € 19.5 billion as of June 30, 2025
[8]	Not included: Interest-earning time deposits with banks of € 2.1 billion as of June 30, 2026 and € 1.6 billion as of June 30, 2025